American Funds Strategic Bond FundSM Summary prospectus April 7, 2017 (as supplemented August 14, 2017)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	ANBAX	ANBCX	TFSBX	ANBEX	ANBFX	ANBGX	CANAX	CANCX	CANEX	TSFBX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CANFX	RANAX	RANBX	RANHX	RANCX	RANEX	RANJX	RANFX	RANGX

Investment objective The fund’s investment objective is to provide maximum total return consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 34 of the prospectus and on page 74 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated April 7, 2017 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.30
Other expenses	0.16	0.21	0.20[3]	0.24	0.23[2]	0.13[3]	0.28[2]
Total annual fund operating expenses	1.03	1.78	1.02	1.06	0.80	0.70	1.15
Expense reimbursement[2,4]	0.02	0.02	0.02	0.02	0.02	0.02	0.02
Total annual fund operating expenses after expense reimbursement	1.01	1.76	1.00	1.04	0.78	0.68	1.13

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.97	0.50[2]	0.25	0.00	1.00[2]	0.75[2]	0.60[2]
Other expenses	0.28	0.22	0.28[3]	0.27	0.23[2]	0.49[2]	0.34[2]
Total annual fund operating expenses	1.82	1.29	1.10	0.84	1.80	1.81	1.51
Expense reimbursement[2,4]	0.02	0.02	0.02	0.02	0.02	0.02	0.02
Total annual fund operating expenses after expense reimbursement	1.80	1.27	1.08	0.82	1.78	1.79	1.49

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.50[2]	0.24	none	none	none
Other expenses	0.27	0.21	0.29[2]	0.23[2]	0.13[2]
Total annual fund operating expenses	1.34	1.02	0.86	0.80	0.70
Expense reimbursement[2,4]	0.02	0.02	0.02	0.06	0.02
Total annual fund operating expenses after expense reimbursement	1.32	1.00	0.84	0.74	0.68
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Restated to reflect current fees.
[3]	Based on estimated amounts for the current fiscal year.
[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

American Funds Strategic Bond Fund / Summary prospectus 1

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 474	$ 279	$ 349	$ 106	$ 80	$ 69	$ 486	$ 283	$ 129	$ 360	$ 84	$ 181	$ 182
3 years	689	558	565	335	253	222	725	571	407	598	266	564	568
5 years	920	963	797	583	442	388	982	983	706	854	464	973	978
10 years	1,585	2,093	1,465	1,292	988	869	1,718	2,136	1,555	1,588	1,035	2,114	2,125

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 152	$ 134	$ 102	$ 86	$ 76	$ 69		1 year	$ 179	$ 183
3 years	475	423	323	272	249	222		3 years	558	571
5 years	822	732	561	475	438	388		5 years	963	983
10 years	1,800	1,611	1,246	1,059	984	869		10 years	2,093	2,136

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from March 18, 2016, when the fund commenced investment operations, to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 539% of the average value of its portfolio.

Principal investment strategies The fund will invest at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund will invest no more than 50% of its assets in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 50% of its assets in securities denominated in currencies other than the U.S. dollar and up to 40% of its assets in securities of emerging market issuers.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to comply

American Funds Strategic Bond Fund / Summary prospectus 2

with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers will work together to oversee the fund’s entire portfolio.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However,

American Funds Strategic Bond Fund / Summary prospectus 3

ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-

American Funds Strategic Bond Fund / Summary prospectus 4

related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of

American Funds Strategic Bond Fund / Summary prospectus 5

investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Strategic Bond Fund / Summary prospectus 6

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on March 18, 2016, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David A. Hoag President	1 year	Partner – Capital Fixed Income Investors
Damien J. McCann Vice President	1 year	Partner – Capital Fixed Income Investors
Ritchie Tuazon Vice President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.
MFGEIPX-112-0817P Litho in USA CGD/DFS/10448 Investment Company File No. 811-23101

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Supplement August 14, 2017

For the following funds with summary prospectuses dated April 7, 2017—August 1, 2017 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Keep this supplement with your summary prospectus. Each fund’s summary prospectus consists of this supplement and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this supplement, in which case the disclosure provided in this supplement is controlling.

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed on the cover of this supplement (other than American Funds Emerging Markets Bond Fund) is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Emerging Markets Bond Fund is amended by replacing the “Shareholder fees” table in its entirety with the following:

Shareholder fees (fees paid directly from your investment)

Share class:	A and 529-A		C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00	*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none

*	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by replacing information on Class A and/or Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information set forth below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	529-A
Management fees	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.24 [4]	0.23 [4]
Other expenses	0.15	0.25
Total annual fund operating expenses	0.69	0.78

4 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$641	$650
3 years	783	810
5 years	937	983
10 years	1,384	1,486

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.23%		0.23%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.12		0.21
Total annual fund operating expenses	0.60		0.68

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$633	$640
3 years	756	780
5 years	891	932
10 years	1,282	1,373

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.46%
Distribution and/or service (12b-1) fees	0.30	[2]
Other expenses	0.18
Total annual fund operating expenses	0.94
Expense reimbursement[4]	0.04
Total annual fund operating expenses after expense reimbursement	0.90

Example

Share class:	A
1 year	$463
3 years	659
5 years	872
10 years	1,482

Summary Prospectus Supplement	2

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.76%
Distribution and/or service (12b-1) fees	0.21	[3]
Other expenses	0.44
Total annual fund operating expenses	1.41

Example

Share class:	529-A
1 year	$710
3 years	996
5 years	1,302
10 years	2,169

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.57%
Distribution and/or service (12b-1) fees	0.30	[1]
Other expenses[2]	0.42
Total annual fund operating expenses	1.29
Expense reimbursement[3]	0.08
Total annual fund operating expenses after expense reimbursement	1.21

Example

Share class:	529-A
1 year	$494
3 years	761
5 years	1,048
10 years	1,865

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.46%		0.46%
Distribution and/or service (12b-1) fees	0.27	[3]	0.23	[3]
Other expenses	0.15		0.26
Total annual fund operating expenses	0.88		0.95

Example

Share class:	A	529-A
1 year	$660	$666
3 years	840	860
5 years	1,035	1,070
10 years	1,597	1,674

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.33%
Distribution and/or service (12b-1) fees	0.23	[2]
Other expenses	0.25	[2]
Total annual fund operating expenses	0.81

Example

Share class:	529-A
1 year	$331
3 years	502
5 years	688
10 years	1,227

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.20		0.30
Total annual fund operating expenses	0.69		0.77

Example

Share class:	A	529-A
1 year	$443	$451
3 years	587	612
5 years	745	787
10 years	1,201	1,293

American High-Income Municipal Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.30%
Distribution and/or service (12b-1) fees	0.29	[3]
Other expenses	0.09
Total annual fund operating expenses	0.68

3 Restated to reflect current fees.

Example

Share class:	A
1 year	$442
3 years	584
5 years	739
10 years	1,190

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.29%
Distribution and/or service (12b-1) fees	0.25	[3]
Other expenses	0.18
Total annual fund operating expenses	0.72

Example

Share class:	A
1 year	$446
3 years	597
5 years	761
10 years	1,236

Summary Prospectus Supplement	3

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.11		0.22
Total annual fund operating expenses	0.60		0.70

Example

Share class:	A	529-A
1 year	$633	$642
3 years	756	786
5 years	891	942
10 years	1,282	1,395

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.19%		0.19%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.18		0.27
Total annual fund operating expenses	0.62		0.70

Example

Share class:	A	529-A
1 year	$436	$444
3 years	566	590
5 years	708	750
10 years	1,120	1,213

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.23%		0.23%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.13		0.24
Total annual fund operating expenses	0.61		0.71

Example

Share class:	A	529-A
1 year	$634	$643
3 years	759	789
5 years	896	947
10 years	1,293	1,407

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.44%		0.44%
Distribution and/or service (12b-1) fees	0.26	[3]	0.24	[3]
Other expenses	0.27		0.36
Total annual fund operating expenses	0.97		1.04

Example

Share class:	A	529-A
1 year	$470	$477
3 years	672	694
5 years	891	927
10 years	1,520	1,598

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.38%		0.38%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.17		0.27
Total annual fund operating expenses	0.80		0.88

Example

Share class:	A	529-A
1 year	$652	$660
3 years	816	840
5 years	994	1,035
10 years	1,508	1,597

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.42%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.26
Total annual fund operating expenses	0.91

3 Restated to reflect current fees.

Example

Share class:	529-A
1 year	$663
3 years	848
5 years	1,050
10 years	1,630

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.25%		0.25%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.12		0.22
Total annual fund operating expenses	0.62		0.70

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$635	$642
3 years	762	786
5 years	901	942
10 years	1,305	1,395

Summary Prospectus Supplement	4

The Growth Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.27%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.25
Total annual fund operating expenses	0.75

Example

Share class:	529-A
1 year	$647
3 years	801
5 years	968
10 years	1,452

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.22%		0.22%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.10		0.21
Total annual fund operating expenses	0.57		0.67

Example

Share class:	A	529-A
1 year	$630	$640
3 years	747	777
5 years	875	927
10 years	1,248	1,362

Intermediate Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.20%		0.20%
Distribution and/or service (12b-1) fees	0.27	[3]	0.24	[3]
Other expenses	0.16		0.27
Total annual fund operating expenses	0.63		0.71

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$313	$321
3 years	447	471
5 years	592	635
10 years	1,017	1,110

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.49%		0.49%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.19		0.29	[3]
Total annual fund operating expenses	0.93		1.01

Example

Share class:	A	529-A
1 year	$664	$672
3 years	854	878
5 years	1,060	1,101
10 years	1,652	1,740

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.24	[3]	0.23	[3]
Other expenses	0.12		0.22
Total annual fund operating expenses	0.60		0.69

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$633	$641
3 years	756	783
5 years	891	937
10 years	1,282	1,384

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.39%		0.39%
Distribution and/or service (12b-1) fees	0.24	[3]	0.22	[3]
Other expenses	0.19		0.29
Total annual fund operating expenses	0.82		0.90

Example

Share class:	A	529-A
1 year	$654	$662
3 years	822	845
5 years	1,004	1,045
10 years	1,530	1,619

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.38%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.26
Total annual fund operating expenses	0.87

Example

Share class:	529-A
1 year	$659
3 years	837
5 years	1,029
10 years	1,586

Summary Prospectus Supplement	5

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.55%		0.55%
Distribution and/or service (12b-1) fees	0.24	[4]	0.22	[4]
Other expenses	0.29		0.37
Total annual fund operating expenses	1.08		1.14

Example

Share class:	A	529-A
1 year	$679	$685
3 years	899	916
5 years	1,136	1,167
10 years	1,816	1,881

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.63%		0.63%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.23		0.33
Total annual fund operating expenses	1.11		1.19

Example

Share class:	A	529-A
1 year	$682	$689
3 years	908	931
5 years	1,151	1,192
10 years	1,849	1,935

U.S. Government Securities Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.21%		0.21%
Distribution and/or service (12b-1) fees	0.27	[3]	0.23	[3]
Other expenses	0.17		0.28
Total annual fund operating expenses	0.65		0.72

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$439	$446
3 years	575	597
5 years	724	761
10 years	1,155	1,236

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.24%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.20
Total annual fund operating expenses	0.67

3 Restated to reflect current fees.

Example

Share class:	529-A
1 year	$640
3 years	777
5 years	927
10 years	1,362

Lit. No. MFGEBS-251-0817P Litho in USA CGD/RRD/10039-S63297 00171098	Summary Prospectus Supplement	6